Summary of Future Minimum Payments Receivable Under Net Investment in Finance Leases and Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Net investment in finance leases, 2021	$ 61,638
Net investment in finance leases, 2022	72,151
Net investment in finance leases, 2023	50,390
Net investment in finance leases, 2024	43,788
Net investment in finance leases, 2025 and thereafter	232,697
Net investment in finance leases, Total future minimum lease payments receivable	460,664	$ 385,589
Container leaseback financing receivable, 2021	36,017
Container leaseback financing receivable, 2022	36,017
Container leaseback financing receivable, 2023	36,017
Container leaseback financing receivable, 2024	36,116
Container leaseback financing receivable, 2025 and thereafter	224,702
Container leaseback financing receivable, Total future minimum lease payments receivable	368,869	$ 377,917
Future minimum lease payments receivable, 2021	97,655
Future minimum lease payments receivable, 2022	108,168
Future minimum lease payments receivable, 2023	86,407
Future minimum lease payments receivable, 2024	78,290
Future minimum lease payments receivable, 2025 and thereafter	459,013
Total future minimum lease payments receivable	$ 829,533